Business combinations and capital reorganization - Schedule of Pro Forma Impact on Revenues and Net Profit (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Revenue	€ 133,900	€ 86,291	[1]	€ 44,249	[1]
Cost of sales	126,655	69,276	[1]	38,989	[1]
Other income	3,724	10,853	[1]	5,429	[1]
Selling and distribution expenses	(2,587)	(2,472)	[1]	(3,919)	[1]
General and administrative expenses	(323,358)	(329,297)	[1]	(39,433)	[1]
Operating loss	(314,976)	(303,901)	[1]	(32,663)	[1]
Finance costs	(18,444)	(14,608)		(10,770)
Loss before income tax	(304,656)	(319,320)	[1]	(43,945)	[1]
Income tax	(636)	(352)	[1]	689	[1]
Loss for the year	(305,292)	€ (319,672)	[2]	€ (43,256)	[1]
Moma
Disclosure of detailed information about business combination [line items]
Revenue	3,108
Cost of sales	0
Other income	428
Selling and distribution expenses	(231)
General and administrative expenses	(4,785)
Operating loss	(1,480)
Finance costs	(55)
Loss before income tax	(1,535)
Income tax	(654)
Loss for the year	€ (2,189)

[1]	Refer to Note 2.7.24 for details regarding the restatement of comparative figures as a result of changes in accounting policies
[2]	Refer to Note 2.7.24 for details regarding the restatement of comparative figures as a result of changes in accounting policies